Long-term Borrowing - Summary of long-term borrowings (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Bank loan	¥ 6,880	¥ 27,071
Less: Current portion of long-term borrowings	(6,880)	(11,267)
Long-term borrowings	0	15,804
Bank Loan Due January 10, 2020 [Member]
Debt Instrument [Line Items]
Bank loan	¥ 62	11,267
Maturity Date	Jan. 10, 2020
Principal Amount	¥ 25,000
Interest Rate Per Annum	7.00%
Bank Loan Due September 30, 2030 [Member]
Debt Instrument [Line Items]
Maturity Date	Sep. 30, 2020
Bank Loan Due September 30 2020 [Member]
Debt Instrument [Line Items]
Bank loan	¥ 6,818	¥ 15,804
Principal Amount	¥ 15,000
Interest Rate Per Annum	7.00%